As filed with the Securities and Exchange Commission on October 10, 2002

                                                      Registration No. 333-88692

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                   ------------------------------------------

                                    FORM N-14

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
          Pre-Effective Amendment No. |_|Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)

                          Neuberger Berman Income Funds
               (Exact name of registrant as specified in charter)
                                605 Third Avenue
                          NEW YORK, NEW YORK 10158-0180
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 476-8800

                          Michael M. Kassen, President
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
             (Names and Addresses of Agents for Service of Process)


      For the new shares of Neuberger Berman High Income Bond Fund, a series of Neuberger Berman Income Funds, the date of the public offering was September 6, 2002. The public offering of shares of Registrant's series is on-going. The title of securities being registered is shares of beneficial interest.

      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) of the Securities Act of 1933, as amended.

      No filing fee is due because of Registrant's reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

                         NEUBERGER BERMAN INCOME FUNDS
                                   FORM N-14

                CONTENTS OF REGISTRATION STATEMENT ON FORM N-14


     This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14



NEUBERGER BERMAN INCOME FUNDS
-----------------------------

      Neuberger Berman High Income Bond Fund

      Part C - Other Information

Signature Pages

Exhibits

      The sole purpose of this filing is to file as exhibits the opinions and consents of counsel supporting the tax matters and consequences to shareholders of the reorganizations described in Registrant's Registration Statement on Form N-14, filed May 20, 2002, as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference to the Prospectus/Proxy Statement and Statement of Additional Information, each dated June 26, 2002, filed with the Securities and Exchange Commission under Rule 497 on June 28, 2002, and July 3, 2002, respectively, File No. 333-88692.

                          NEUBERGER BERMAN INCOME FUNDS
                                    FORM N-14

                                     PART C

                                OTHER INFORMATION



ITEM 15.    INDEMNIFICATION.
--------    ----------------

        A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

        Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

        Section 9 of the Management Agreement between Neuberger Berman Management Inc. ("NB Management") and the Registrant provides that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant.

        Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreement relates.

        Section 12 of the Administration Agreement between the Registrant and NB Management provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 13 of the Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or
(ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

        Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16.    EXHIBITS.
--------    ---------

           EXHIBIT
           NUMBER                              DESCRIPTION
           ------                              -----------

           (1)    (a)     Certificate of Trust.  Incorporated by Reference to
                          Post-Effective Amendment No. 21 to Registrant's
                          Registration Statement, File Nos. 2-85229 and
                          811-3802.

                  (b) Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802.

           EXHIBIT
           NUMBER                              DESCRIPTION
           ------                              -----------

                  (c) Trust Instrument of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802.

                  (d) Schedule A - Current Series of Neuberger Berman Income Funds. Filed Herewith.

           (2)            By-laws of Neuberger Berman Income Funds.
                          Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802.

           (3)            Voting Trust Agreement.  Not Applicable.

           (4) Plans of Reorganization. Incorporated by Reference to Registrant's Prospectus/Proxy Statement filed under Rule 497, File Nos. 333-88692 and 811-3802.

           (5)    (a)     Trust Instrument of Neuberger Berman Income Funds,
                          Articles IV, V, and VI.  Incorporated by Reference to
                          Post-Effective Amendment No. 21 to Registrant's
                          Registration Statement, File Nos. 2-85229 and
                          811-3802.

                  (b) By-Laws of Neuberger Berman Income Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802.

           (6)    (a)     (i)   Management Agreement Between Income Funds and
                                Neuberger Berman Management Inc. Incorporated by Reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement, File
                                Nos. 2-85229 and 811-3802.

                          (ii)  Schedule A - Series of Income Funds
                                Currently Subject to the Management Agreement. Filed Herewith.

                          (iii) Schedule B - Schedule of Compensation
                                Under the Management Agreement.  Filed Herewith.

                  (b)     (i)   Sub-Advisory Agreement Between Neuberger Berman
                                Management Inc. and Neuberger Berman, LLC with
                                Respect to Income Funds.  Incorporated by
                                Reference to Post-Effective Amendment No. 35 to
                                Registrant's Registration Statement, File Nos.
                                2-85229 and 811-3802.

                          (ii) Schedule A - Series of Income Funds Currently Subject to the Sub-Advisory Agreement. Filed Herewith.

           EXHIBIT
           NUMBER                              DESCRIPTION
           ------                              -----------

           (7)    (a)     Distribution Agreement Between Neuberger Berman
                          Income Funds and Neuberger Berman Management Inc.
                          with Respect to Investor Class Incorporated by
                          Reference to Post-Effective Amendment No. 35 to
                          Registrant's Registration Statement, File Nos.
                          2-85229 and 811-3802.

                  (b)     Schedule A - Series of Neuberger Berman
                          Income Funds Currently Subject to the Distribution Agreement. Filed Herewith.

           (8)            Bonus, Profit Sharing Contracts.  None.

           (9)    (a)     Custodian Contract Between Neuberger Berman Income
                          Funds and State Street Bank and Trust Company.
                          Incorporated by Reference to Post-Effective Amendment
                          No. 21 to Registrant's Registration Statement, File
                          Nos. 2-85229 and 811-3802.

                  (b) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802.

           (10)           Plan Pursuant to Rule 12b-1.  None.

           (11) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Income Funds on behalf of Neuberger Berman High Income Bond Fund. Incorporated by Reference to Registrant's Registration Statement on Form N-14, Files Nos. 333-88692 and 811-3802.

           (12)           Opinions of Counsel Supporting Tax Matters.  Filed
                          Herewith.

           (13)   (a)     (i)   Transfer Agency and Service Agreement Between
                                Neuberger Berman Income Funds and State Street
                                Bank and Trust Company.  Incorporated by
                                Reference to Post-Effective Amendment No. 21 to
                                Registrant's Registration Statement, File Nos.
                                2-85229 and 811-3802.

                          (ii) First Amendment to Transfer Agency and Service Agreement Between Neuberger Berman Income Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802.

                          (iii) Schedule of Compensation under the Transfer
                                Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802.

           EXHIBIT
           NUMBER                              DESCRIPTION
           ------                              -----------

                  (b)     (i)   Administration Agreement Between Neuberger
                                Berman Income Funds and Neuberger Berman
                                Management Inc. Incorporated by Reference to
                                Post-Effective Amendment No. 35 to Registrant's
                                Registration Statement, File Nos. 2-85229 and
                                811-3802.

                          (ii)  Schedule A - Series of Neuberger  Berman
                                Income   Funds   Currently    Subject   to   the
                                Administration  Agreement.  Filed Herewith.

                          (iii) Schedule B - Schedule of Compensation Under the
                                Administration Agreement. Incorporated by
                                Reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802.

           (14) Consent of Independent Auditors. Prevously filed with Registrant's Registration Statement on Form
                          N-14, Files Nos. 333-88692 and 811-3802.

           (15)           Financial Statements Omitted from Prospectus.  None.

           (16)           Power of Attorney.  Filed Herewith.

           (17)           Additional Exhibits.  None.




ITEM 17.    UNDERTAKINGS.
--------    -------------

        (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

        (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, Neuberger Berman Income Funds has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 10th day of October, 2002.


                          NEUBERGER BERMAN INCOME FUNDS


                          By:   /s/ Michael M. Kassen
                                ----------------------------
                                Michael M. Kassen
                                President

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                   TITLE                           DATE
---------                   -----                           ----



  /s/ Peter E. Sundman  *     Chairman of the Board         October 10, 2002
-------------------------       and Trustee (Chief
Peter E. Sundman                Executive Officer)


  /s/ Michael M. Kassen *     President and Trustee         October 10, 2002
-------------------------
Michael M. Kassen



  /s/ Barbara Muinos          Treasurer (Principal          October 10, 2002
-------------------------       Financial and
Barbara Muinos                  Accounting Officer)


                       (signatures continued on next page)

SIGNATURE                   TITLE                           DATE
---------                   -----                           ----


  /s/ John Cannon       *     Trustee                       October 10, 2002
-------------------------
John Cannon



  /s/ Faith Colish      *     Trustee                       October 10, 2002
-------------------------
Faith Colish



  /s/ Walter G. Ehlers  *     Trustee                       October 10, 2002
-------------------------
Walter G. Ehlers



  /s/ C. Anne Harvey    *     Trustee                       October 10, 2002
-------------------------
C. Anne Harvey



  /s/ Barry Hirsch      *     Trustee                       October 10, 2002
-------------------------
Barry Hirsch



  /s/ Robert A. Kavesh  *     Trustee                       October 10, 2002
-------------------------
Robert A. Kavesh



  /s/ Howard A. Mileaf  *     Trustee                       October 10, 2002
-------------------------
Howard A. Mileaf



  /s/ Edward I. O'Brien*      Trustee                       October 10, 2002
------------------------
Edward I. O'Brien

SIGNATURE                   TITLE                           DATE
---------                   -----                           ----



  /s/ John P. Rosenthal*      Trustee                       October 10, 2002
------------------------
John P. Rosenthal



  /s/ William E. Rulon*      Trustee                       October 10, 2002
------------------------
William E. Rulon



  /s/ Cornelius T. Ryan*      Trustee                       October 10, 2002
------------------------
Cornelius T. Ryan



  /s/ Tom Decker Seip   *     Trustee                       October 10, 2002
-------------------------
Tom Decker Seip



  /s/ Candace L. Straight*     Trustee                      October 10, 2002
-------------------------
Candace L. Straight



  /s/ Peter P. Trapp    *     Trustee                       October 10, 2002
-------------------------
Peter P. Trapp


*Signed pursuant to Power of Attorney by Arthur C. Delibert on October 10, 2002.